Property and equipment, net	6 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

8. Property and equipment, net

Property and equipment consisted of the following:

	As of
	September 30, 2024	March 31, 2024
Server hardware	$19,662,133	$19,419,370
Vehicles	98,101	96,890
	19,760,234	19,516,260
Less: accumulated depreciation	(14,065,061)	(13,882,199)
impairment	(5,649,382)	(5,579,631)
Property and equipment, net	$45,791	$54,430

The impairment to property and equipment for the six months ended September 30, 2024 and 2023, were $0 and $5,513,730, respectively.

Additions to property and equipment for the six months periods ended September 30, 2024 and 2023 were both nil. Disposals of property and equipment for the six months ended September 30, 2023 had a gain of 1,545, and no disposal for the six months ended September 30, 2024.

Depreciation expenses were $9,199 and $11,827 for the six months periods ended September 30, 2024 and 2023, respectively.